iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  2 .8%
Ambev SA ............................. 10,596,338 $ 34,281,004
Aura Minerals, Inc. ........................ 80,652 6,231,980
Axia Energia SA ......................... 2,475,148 25,725,191
B3 SA - Brasil Bolsa Balcao .................. 12,465,823 40,773,920
Banco Bradesco SA ....................... 3,711,095 11,402,796
Banco BTG Pactual SA ..................... 2,908,779 30,993,225
Banco do Brasil SA
(a)
...................... 4,055,470 16,319,799
BB Seguridade Participacoes SA .............. 1,618,893 11,360,540
Caixa Seguridade Participacoes SA ............ 1,397,481 4,906,164
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 5,841,665 32,366,522
Cia Paranaense de Energia - Copel ............ 4,570,998 13,193,195
CPFL Energia SA ......................... 484,096 4,163,885
Embraer SA ............................ 1,610,753 23,430,644
Energisa SA ............................ 689,363 6,559,440
Eneva SA
(a)
............................. 2,292,095 11,645,517
Engie Brasil Energia SA .................... 661,473 4,340,279
Equatorial SA ........................... 2,660,285 20,329,660
Itau Unibanco Holding SA
(a)
.................. 560,690 4,452,576
JBS N.V. , Class A ........................ 802,462 10,006,701
Klabin SA .............................. 1,892,179 6,252,812
Localiza Rent a Car SA ..................... 2,064,735 17,198,792
MBRF Global Foods Co. SA ................. 1,402,416 4,450,879
Motiva Infraestrutura de Mobilidade SA .......... 2,414,000 6,752,146
NU Holdings Ltd. , Class A
(a)
.................. 8,823,010 115,846,121
Petroleo Brasileiro SA - Petrobras
(a)
............ 8,901,869 82,462,130
Porto Seguro SA ......................... 464,967 4,452,836
PRIO SA
(a)
............................. 1,984,907 24,493,852
Raia Drogasil SA ......................... 3,118,731 11,554,863
Rede D'Or Sao Luiz SA
(b)
................... 1,671,959 11,275,544
Rumo SA .............................. 2,961,583 8,054,815
StoneCo Ltd. , Class A
(c)
.................... 478,547 5,479,363
Suzano SA ............................. 1,464,346 12,165,751
Telefonica Brasil SA ....................... 1,853,026 12,423,177
TIM SA ............................... 2,004,072 8,700,316
Ultrapar Participacoes SA ................... 1,731,962 8,882,032
Vale SA ............................... 8,565,637 140,628,214
Vibra Energia SA ......................... 2,539,202 14,974,826
WEG SA .............................. 3,573,994 31,244,241
XP, Inc. , Class A ......................... 974,398 16,243,215
856,018,963
a
Chile  —  0 .3%
Banco de Chile .......................... 108,601,801 20,457,707
Banco de Credito e Inversiones SA ............. 203,075 13,701,471
Banco Santander Chile ..................... 159,453,889 12,540,753
Cencosud SA ........................... 3,060,321 7,217,219
Empresas Copec SA ...................... 930,941 6,613,986
Enel Chile SA ........................... 69,381,877 6,025,818
Falabella SA ............................ 1,506,739 9,649,468
Latam Airlines Group SA .................... 798,167,032 21,612,316
Plaza SA .............................. 1,804,882 7,868,121
105,686,859
a
China  —  20 .3%
360 Security Technology, Inc. , Class A ........... 1,054,706 1,573,042
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 309,388 878,522
3SBio, Inc.
(a) (b)
........................... 4,566,500 10,788,579
AAC Technologies Holdings, Inc. .............. 1,837,500 10,679,152
Accelink Technologies Co. Ltd. , Class A .......... 122,100 3,674,816
ACM Research Shanghai, Inc. , Class A .......... 45,665 1,546,799
Advanced Fiber Resources Zhuhai Ltd. , Class A .... 38,100 1,570,000
Security Shares Value
a
China (continued)
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 136,011 $ 5,989,275
AECC Aviation Power Co. Ltd. , Class A .......... 376,673 2,311,202
Agricultural Bank of China Ltd. , Class A .......... 11,901,423 11,117,891
Agricultural Bank of China Ltd. , Class H .......... 66,017,000 48,622,868
Aier Eye Hospital Group Co. Ltd. , Class A ........ 1,145,417 1,544,351
Air China Ltd. , Class A
(a)
.................... 1,462,693 1,471,199
Akeso, Inc.
(a) (b)
........................... 1,557,000 23,516,651
Alibaba Group Holding Ltd. .................. 40,527,556 628,345,446
Alibaba Health Information Technology Ltd.
(a) (c)
..... 12,864,000 5,949,093
Aluminum Corp. of China Ltd. , Class A .......... 1,925,900 3,260,022
Aluminum Corp. of China Ltd. , Class H .......... 8,910,000 12,478,024
Amlogic Shanghai Co. Ltd. , Class A ............ 59,082 925,605
Angel Yeast Co. Ltd. , Class A ................. 89,700 485,273
Anhui Conch Cement Co. Ltd. , Class A .......... 499,286 1,487,090
Anhui Conch Cement Co. Ltd. , Class H .......... 2,957,000 7,173,841
Anhui Gujing Distillery Co. Ltd. , Class A .......... 54,185 745,101
Anhui Jianghuai Automobile Group Corp. Ltd. , Class
A
(a)
................................. 309,500 1,693,062
Anji Microelectronics Technology Shanghai Co. Ltd. ,
Class A .............................. 26,994 1,134,523
Anker Innovations Technology Co. Ltd. , Class A .... 77,600 1,442,113
ANTA Sports Products Ltd. .................. 3,001,202 29,012,352
APT Medical, Inc. , Class A ................... 20,592 625,768
Avary Holding Shenzhen Co. Ltd. , Class A ........ 288,504 4,476,357
BAIC BluePark New Energy Technology Co. Ltd. , Class
A
(a)
................................. 860,300 777,310
Baidu, Inc. , Class A
(a)
...................... 5,064,180 85,631,769
Baiyin Nonferrous Group Co. Ltd. , Class A ........ 988,500 922,191
Bank of Beijing Co. Ltd. , Class A .............. 2,814,306 2,117,396
Bank of Changsha Co. Ltd. , Class A ............ 461,400 647,909
Bank of Chengdu Co. Ltd. , Class A ............. 569,595 1,566,355
Bank of China Ltd. , Class A .................. 4,577,700 3,965,134
Bank of China Ltd. , Class H .................. 164,768,933 109,530,559
Bank of Communications Co. Ltd. , Class A ........ 7,108,193 6,998,193
Bank of Communications Co. Ltd. , Class H ....... 20,606,600 19,209,407
Bank of Hangzhou Co. Ltd. , Class A ............ 1,040,845 2,463,147
Bank of Jiangsu Co. Ltd. , Class A .............. 2,591,010 4,324,573
Bank of Nanjing Co. Ltd. , Class A .............. 1,725,830 2,749,981
Bank of Ningbo Co. Ltd. , Class A .............. 954,499 4,377,944
Bank of Shanghai Co. Ltd. , Class A ............. 2,025,942 2,704,131
Bank of Suzhou Co. Ltd. , Class A .............. 551,100 663,897
Baoshan Iron & Steel Co. Ltd. , Class A .......... 3,028,073 2,701,476
Beijing Compass Technology Development Co. Ltd. ,
Class A .............................. 99,800 1,355,574
Beijing Enlight Media Co. Ltd. , Class A .......... 413,800 777,803
Beijing Enterprises Holdings Ltd. .............. 1,192,500 4,689,718
Beijing Kingsoft Office Software, Inc. , Class A ...... 69,650 2,461,520
Beijing New Building Materials PLC , Class A ...... 229,913 778,237
Beijing Roborock Technology Co. Ltd. , Class A ..... 31,572 478,692
Beijing Tong Ren Tang Co. Ltd. , Class A ......... 23,600 89,477
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. ,
Class A
(a)
............................. 108,630 556,285
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 6,930,800 5,143,216
BeOne Medicines Ltd. , Class H
(a)
.............. 1,940,922 43,669,298
Bilibili, Inc. , Class Z
(a)
...................... 606,154 10,511,549
Biwin Storage Technology Co. Ltd. , Class A
(a)
...... 70,956 3,434,654
Bluefocus Intelligent Communications Group Co. Ltd. ,
Class A
(a)
............................. 550,500 1,359,375
BOC Aviation Ltd.
(b)
....................... 496,400 4,839,621
BOC International China Co. Ltd. , Class A ........ 608,300 1,026,048
BOE Technology Group Co. Ltd. , Class A ......... 4,992,000 3,771,544
Bosideng International Holdings Ltd.
(c)
........... 11,036,000 5,988,824
BYD Co. Ltd. , Class A ...................... 848,338 12,057,353

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
BYD Co. Ltd. , Class H ..................... 8,828,700 $ 102,771,995
BYD Electronic International Co. Ltd.
(c)
.......... 1,859,500 6,921,973
C&D International Investment Group Ltd.
(c)
........ 2,118,000 4,264,702
Caitong Securities Co. Ltd. , Class A ............ 1,146,974 1,331,123
Cambricon Technologies Corp. Ltd. , Class A ....... 92,079 17,833,388
Canmax Technologies Co. Ltd. , Class A
(a)
........ 44,200 546,971
CCOOP Group Co. Ltd. , Class A
(a)
............. 2,502,100 642,632
CGN Power Co. Ltd. , Class H
(b)
............... 25,015,000 9,898,887
Changchun High-Tech Industry Group Co. Ltd. , Class A 58,694 638,285
Changjiang Securities Co. Ltd. , Class A .......... 1,052,935 1,265,603
Changzhou Xingyu Automotive Lighting Systems Co.
Ltd. , Class A .......................... 34,600 649,261
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 282,930 5,381,218
Chengtun Mining Group Co. Ltd. , Class A ........ 395,100 715,822
Chifeng Jilong Gold Mining Group Ltd. , Class A ..... 250,600 1,247,371
China CITIC Bank Corp. Ltd. , Class A ........... 1,569,000 1,720,837
China CITIC Bank Corp. Ltd. , Class H ........... 19,680,800 18,310,300
China Coal Energy Co. Ltd. , Class H ............ 4,427,000 7,146,351
China Construction Bank Corp. , Class A ......... 2,338,868 3,444,382
China Construction Bank Corp. , Class H ......... 205,216,760 222,355,049
China CSSC Holdings Ltd. , Class A ............ 1,096,199 6,056,778
China Eastern Airlines Corp. Ltd. , Class A
(a)
....... 2,533,097 1,642,570
China Energy Engineering Corp. Ltd. , Class A ..... 4,940,252 2,110,376
China Everbright Bank Co. Ltd. , Class A ......... 6,397,103 2,931,285
China Feihe Ltd.
(b) (c)
....................... 8,735,000 3,413,360
China Galaxy Securities Co. Ltd. , Class A ........ 1,116,900 2,027,956
China Galaxy Securities Co. Ltd. , Class H ........ 8,365,000 8,285,270
China Gas Holdings Ltd. .................... 6,597,400 5,833,937
China Gold International Resources Corp. Ltd. ..... 578,500 11,144,093
China Great Wall Securities Co. Ltd. , Class A ...... 743,600 935,260
China Greatwall Technology Group Co. Ltd. , Class A
(a)
474,673 1,246,034
China Hongqiao Group Ltd. .................. 7,757,000 27,813,785
China International Capital Corp. Ltd. , Class A ..... 473,900 2,367,223
China International Capital Corp. Ltd. , Class H
(b)
.... 4,266,800 10,685,003
China Jushi Co. Ltd. , Class A ................. 600,140 3,739,960
China Life Insurance Co. Ltd. , Class A ........... 383,912 1,919,987
China Life Insurance Co. Ltd. , Class H .......... 17,949,000 66,215,845
China Longyuan Power Group Corp. Ltd. , Class H .. 6,103,000 5,272,324
China Mengniu Dairy Co. Ltd. ................ 7,169,000 15,521,969
China Merchants Bank Co. Ltd. , Class A ......... 2,935,489 16,498,982
China Merchants Bank Co. Ltd. , Class H ......... 9,246,967 55,630,174
China Merchants Energy Shipping Co. Ltd. , Class A . 1,191,300 2,794,375
China Merchants Expressway Network & Technology
Holdings Co. Ltd. , Class A ................. 741,400 1,100,270
China Merchants Port Holdings Co. Ltd. ......... 2,988,000 5,870,142
China Merchants Securities Co. Ltd. , Class A ...... 1,212,279 3,046,374
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 1,257,290 1,639,555
China Minsheng Banking Corp. Ltd. , Class A ...... 5,077,155 2,664,169
China Minsheng Banking Corp. Ltd. , Class H ...... 15,533,048 6,657,183
China National Building Material Co. Ltd. , Class H ... 8,990,000 6,085,317
China National Chemical Engineering Co. Ltd. , Class A 920,367 1,049,541
China National Nuclear Power Co. Ltd. , Class A .... 2,759,300 3,687,061
China National Software & Service Co. Ltd. , Class A
(a)
121,507 649,722
China Nonferrous Mining Corp. Ltd. ............ 3,218,000 5,585,120
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 519,454 3,735,841
China Oilfield Services Ltd. , Class H ............ 4,270,000 4,308,569
China Overseas Land & Investment Ltd. ......... 9,130,960 18,162,201
China Pacific Insurance Group Co. Ltd. , Class A .... 1,016,707 4,836,854
China Pacific Insurance Group Co. Ltd. , Class H .... 6,280,400 25,210,692
China Petroleum & Chemical Corp. , Class A ....... 4,055,889 2,907,862
China Petroleum & Chemical Corp. , Class H ...... 54,466,800 30,023,800
China Power International Development Ltd. ...... 9,023,000 4,282,749
Security Shares Value
a
China (continued)
China Railway Group Ltd. , Class A ............. 2,753,100 $ 1,940,288
China Railway Group Ltd. , Class H ............. 9,938,000 4,445,715
China Rare Earth Resources And Technology Co. Ltd. ,
Class A
(a)
............................. 143,100 1,032,800
China Resources Beer Holdings Co. Ltd. ......... 3,796,000 11,729,968
China Resources Gas Group Ltd.
(c)
............. 2,212,400 5,191,598
China Resources Land Ltd. .................. 6,982,333 31,445,908
China Resources Microelectronics Ltd. , Class A .... 186,416 1,767,983
China Resources Mixc Lifestyle Services Ltd.
(b)
..... 1,596,400 8,471,816
China Resources Power Holdings Co. Ltd.
(c)
....... 4,860,999 13,191,411
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 155,782 563,001
China Ruyi Holdings Ltd.
(a) (c)
................. 26,924,000 4,673,286
China Shenhua Energy Co. Ltd. , Class A ......... 926,439 6,424,413
China Shenhua Energy Co. Ltd. , Class H ......... 7,987,500 45,918,679
China Southern Airlines Co. Ltd. , Class A
(a)
........ 1,529,800 1,240,224
China State Construction Engineering Corp. Ltd. , Class
A .................................. 5,764,771 4,113,928
China Taiping Insurance Holdings Co. Ltd. ........ 3,418,660 8,679,704
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 3,544,725 2,184,961
China Tourism Group Duty Free Corp. Ltd. , Class A .. 276,732 2,433,773
China Tower Corp. Ltd. , Class H
(b)
.............. 10,524,700 13,316,027
China Tungsten And Hightech Materials Co. Ltd. , Class
A .................................. 340,900 3,429,953
China United Network Communications Ltd. , Class A . 4,192,400 2,696,378
China Vanke Co. Ltd. , Class A
(a)
............... 1,148,066 602,406
China XD Electric Co. Ltd. , Class A ............. 750,500 1,838,451
China Yangtze Power Co. Ltd. , Class A .......... 3,463,015 14,204,642
China Zheshang Bank Co. Ltd. , Class A .......... 2,923,730 1,296,497
Chongqing Afari Technology Co. Ltd. , Class A
(a)
.... 633,200 1,009,893
Chongqing Changan Automobile Co. Ltd. , Class A ... 1,013,617 1,186,621
Chongqing Rural Commercial Bank Co. Ltd. , Class A . 1,017,100 998,262
Chongqing Rural Commercial Bank Co. Ltd. , Class H 5,711,000 4,634,736
Chongqing Zhifei Biological Products Co. Ltd. , Class
A
(a)
................................. 256,613 515,418
Chow Tai Fook Jewellery Group Ltd.
(c)
........... 4,021,800 5,636,869
CICT Mobile Communication Technology Co. Ltd. ,
Class A
(a)
............................. 513,469 1,223,885
CITIC Ltd. .............................. 10,030,000 16,822,688
Citic Pacific Special Steel Group Co. Ltd. , Class A ... 495,300 1,035,517
CITIC Securities Co. Ltd. , Class A .............. 1,992,493 7,677,451
CITIC Securities Co. Ltd. , Class H ............. 3,746,600 12,483,694
CMOC Group Ltd. , Class A .................. 2,592,398 7,112,459
CMOC Group Ltd. , Class H .................. 8,823,000 20,592,258
CNGR Advanced Material Co. Ltd. , Class A ....... 133,700 1,033,942
CNPC Capital Co. Ltd. , Class A ............... 1,230,200 1,418,350
Contemporary Amperex Technology Co. Ltd. , Class A 644,734 40,448,795
Contemporary Amperex Technology Co. Ltd. , Class H 420,100 39,697,088
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 452,100 1,302,442
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class H ............................. 2,504,000 5,109,030
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 1,463,564 3,058,962
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 6,073,349 10,982,201
CRRC Corp. Ltd. , Class A ................... 3,111,100 2,653,400
CRRC Corp. Ltd. , Class H ................... 10,537,000 6,984,789
CSC Financial Co. Ltd. , Class A ............... 686,133 2,474,442
CSI Solar Co. Ltd. , Class A .................. 532,941 1,044,085
CSPC Innovation Pharmaceutical Co. Ltd. , Class A
(a)
. 182,420 721,558
CSPC Pharmaceutical Group Ltd. .............. 19,326,479 18,503,071
Dajin Heavy Industry Co. Ltd. , Class A ........... 96,500 1,041,294
Daqin Railway Co. Ltd. , Class A ............... 2,687,800 2,061,946
Datang International Power Generation Co. Ltd. , Class
A .................................. 1,548,300 1,976,076

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
Dazhong Mining Co. Ltd. .................... 167,900 $ 967,895
Delton Technology Guangzhou, Inc. , Class A ...... 57,900 1,681,550
Dongfang Electric Corp. Ltd. , Class A ........... 450,200 2,344,809
Dongxing Securities Co. Ltd. , Class A ........... 748,297 1,479,409
Dosilicon Co. Ltd. , Class A
(a)
................. 66,200 1,389,457
East Money Information Co. Ltd. , Class A ......... 2,329,198 6,601,830
Eastroc Beverage Group Co. Ltd. , Class A ........ 97,240 2,047,339
Ecovacs Robotics Co. Ltd. , Class A ............. 80,653 700,042
Empyrean Technology Co. Ltd. , Class A .......... 78,100 1,321,186
ENN Energy Holdings Ltd. ................... 1,814,200 12,719,881
ENN Natural Gas Co. Ltd. , Class A ............. 351,400 1,015,457
Eoptolink Technology, Inc. Ltd. , Class A .......... 145,740 15,126,869
Eve Energy Co. Ltd. , Class A ................. 296,353 2,790,366
Everbright Securities Co. Ltd. , Class A ........... 720,683 1,520,363
EverProX Technologies Co. Ltd. , Class A ......... 45,000 1,657,643
Far East Horizon Ltd. ...................... 5,618,000 5,515,995
Fiberhome Telecommunication Technologies Co. Ltd. ,
Class A .............................. 195,600 1,499,874
Focus Media Information Technology Co. Ltd. , Class A 1,972,567 1,626,959
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 650,555 3,455,161
Founder Securities Co. Ltd. , Class A ............ 1,936,548 1,972,935
Founder Technology Group Corp. , Class A
(a)
....... 647,200 1,284,702
Foxconn Industrial Internet Co. Ltd. , Class A ....... 1,548,697 16,740,256
Full Truck Alliance Co. Ltd. , ADR .............. 1,655,300 14,599,746
Fuyao Glass Industry Group Co. Ltd. , Class A ...... 300,672 2,341,358
Fuyao Glass Industry Group Co. Ltd. , Class H
(b)
.... 1,428,400 10,141,638
Ganfeng Lithium Group Co. Ltd. , Class A ......... 262,873 2,783,107
Ganfeng Lithium Group Co. Ltd. , Class H
(b)
....... 1,136,800 9,340,156
GCL Technology Holdings Ltd.
(a)
............... 57,866,000 6,134,911
GD Power Development Co. Ltd. , Class A ........ 2,626,169 1,999,138
GDS Holdings Ltd. , Class A
(a)
................. 2,657,200 11,705,947
Geely Automobile Holdings Ltd. ............... 15,679,000 37,652,488
GEM Co. Ltd. , Class A ..................... 718,200 828,427
Genscript Biotech Corp.
(a)
................... 2,870,000 5,000,610
Geovis Technology Co. Ltd. , Class A ............ 122,525 882,011
GF Securities Co. Ltd. , Class A ............... 1,046,294 2,923,751
GF Securities Co. Ltd. , Class H ............... 2,483,200 5,119,975
Giant Biogene Holding Co. Ltd.
(b) (c)
............. 933,000 3,578,547
Giant Network Group Co. Ltd. , Class A .......... 290,000 1,117,083
GigaDevice Semiconductor, Inc. , Class A ......... 98,794 6,824,489
GoerTek, Inc. , Class A ..................... 473,200 1,878,282
Goldwind Science & Technology Co. Ltd. , Class A ... 502,366 1,739,456
Gotion High-tech Co. Ltd. , Class A ............. 254,723 1,241,172
Great Wall Motor Co. Ltd. , Class H ............. 5,546,000 7,366,926
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 365,700 2,117,067
Guangdong Haid Group Co. Ltd. , Class A ........ 234,927 1,626,185
Guangdong HEC Technology Holding Co. Ltd. , Class
A
(a)
................................. 447,000 2,355,073
Guangdong Investment Ltd. .................. 6,818,110 7,264,507
Guangzhou Automobile Group Co. Ltd. , Class A .... 734,900 659,159
Guangzhou Baiyunshan Pharmaceutical Holdings Co.
Ltd. , Class A .......................... 206,700 657,500
Guangzhou Haige Communications Group, Inc. Co. ,
Class A .............................. 352,900 825,396
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 295,300 2,271,068
Guobo Electronics Co. Ltd. , Class A ............ 56,429 759,176
Guocheng Mining Co. Ltd. , Class A ............. 179,400 1,118,515
Guolian Minsheng Securities Co. Ltd. , Class A ..... 1,071,560 1,376,880
Guosen Securities Co. Ltd. , Class A ............ 1,043,351 1,561,838
Guotai Haitong Securities Co. Ltd. ............. 2,615,526 5,950,351
Guotai Haitong Securities Co. Ltd. , Class H
(b)
...... 5,057,480 8,441,069
Guoyuan Securities Co. Ltd. , Class A ........... 877,200 925,233
H World Group Ltd. , Class A , ADR ............. 451,037 20,247,051
Security Shares Value
a
China (continued)
Haidilao International Holding Ltd.
(b) (c)
........... 3,974,000 $ 6,466,635
Haier Smart Home Co. Ltd. , Class A ............ 768,441 2,371,789
Haier Smart Home Co. Ltd. , Class H ............ 5,603,000 14,084,733
Hainan Airlines Holding Co. Ltd. , Class A
(a)
........ 6,278,600 1,364,247
Hainan Airport Infrastructure Co. Ltd. , Class A ...... 1,744,500 827,791
Haisco Pharmaceutical Group Co. Ltd. , Class A .... 128,000 975,708
Haitian International Holdings Ltd. ............. 1,493,000 3,770,590
Hangzhou Chang Chuan Technology Co. Ltd. , Class A 95,400 2,974,708
Hangzhou First Applied Material Co. Ltd. , Class A ... 393,706 1,041,786
Hangzhou Silan Microelectronics Co. Ltd. , Class A .. 221,100 1,131,000
Hangzhou Tigermed Consulting Co. Ltd. , Class A ... 54,700 319,128
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 3,068,000 12,286,363
Hebei Changshan Biochemical Pharmaceutical Co.
Ltd. , Class A
(a)
......................... 131,400 801,839
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd. , Class A .......................... 351,500 1,511,931
Henan Shijia Photons Technology Co. Ltd. , Class A .. 64,182 1,542,632
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 447,300 1,654,117
Hengan International Group Co. Ltd. ............ 1,402,500 4,358,992
Hengli Petrochemical Co. Ltd. , Class A .......... 854,991 2,173,598
Hengtong Optic-electric Co. Ltd. , Class A ......... 374,900 4,277,829
Hesai Group , Class B
(a) (c)
.................... 269,200 5,164,462
Hgtech Co. Ltd. , Class A .................... 148,900 3,348,308
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 114,120 3,842,792
Horizon Robotics , Class B
(a) (c)
................. 11,983,200 8,118,835
Hoshine Silicon Industry Co. Ltd. , Class A ........ 125,500 706,684
Hua Hong Semiconductor Ltd. , Class A
(a)
......... 62,911 2,201,588
Hua Hong Semiconductor Ltd. , Class H
(a) (b)
........ 1,766,000 36,394,655
Huadian Power International Corp. Ltd. , Class A .... 1,399,200 1,150,001
Huadong Medicine Co. Ltd. , Class A ............ 195,005 836,405
Huafon Chemical Co. Ltd. , Class A ............. 758,100 1,132,565
Huaneng Power International, Inc. , Class A ....... 1,120,400 1,469,057
Huaneng Power International, Inc. , Class H ....... 9,990,000 9,267,935
Huaqin Co. Ltd. , Class A .................... 122,700 1,928,802
Huatai Securities Co. Ltd. , Class A ............. 1,223,309 3,288,396
Huatai Securities Co. Ltd. , Class H
(b)
............ 3,123,400 6,325,900
Huaxia Bank Co. Ltd. , Class A ................ 1,795,460 1,780,784
Huayu Automotive Systems Co. Ltd. , Class A ...... 435,568 1,075,834
Hubei Feilihua Quartz Glass Co. Ltd. , Class A
(a)
.... 60,100 1,188,177
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 86,100 1,294,403
Hunan Valin Steel Co. Ltd. , Class A ............. 1,125,700 667,758
Hunan Yuneng New Energy Battery Material Co. Ltd. ,
Class A .............................. 123,700 1,616,801
Hundsun Technologies, Inc. , Class A ............ 277,144 994,936
Hwatsing Technology Co. Ltd. , Class A .......... 51,366 1,985,566
Hygon Information Technology Co. Ltd. , Class A .... 338,713 14,746,731
IEIT Systems Co. Ltd. , Class A ................ 214,990 2,051,914
Iflytek Co. Ltd. , Class A ..................... 325,919 2,307,569
Imeik Technology Development Co. Ltd. , Class A ... 37,660 583,106
Industrial & Commercial Bank of China Ltd. , Class A . 9,333,562 9,962,022
Industrial & Commercial Bank of China Ltd. , Class H . 156,974,085 132,934,327
Industrial Bank Co. Ltd. , Class A ............... 2,960,542 8,095,728
Industrial Securities Co. Ltd. , Class A ........... 1,634,176 1,389,704
Ingenic Semiconductor Co. Ltd. , Class A ......... 70,800 1,649,323
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A . 6,714,800 2,346,712
Inner Mongolia Dian Tou Energy Corp. Ltd. , Class A . 330,800 1,514,943
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd. , Class A ................... 1,216,700 921,271
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. ,
Class A .............................. 278,700 1,648,938
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 860,770 3,423,796
Inner Mongolia Yitai Coal Co. Ltd. , Class B ....... 2,140,400 5,950,312

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
Innovent Biologics, Inc.
(a) (b)
................... 3,472,000 $ 36,866,886
Isoftstone Information Technology Group Co. Ltd. ,
Class A .............................. 138,400 676,807
J&T Global Express Ltd.
(a)
................... 5,601,400 6,454,165
JA Solar Technology Co. Ltd. , Class A
(a)
.......... 455,260 613,120
JCET Group Co. Ltd. , Class A ................ 257,900 3,132,635
JD Health International, Inc.
(a) (b)
............... 2,582,500 12,593,889
JD Logistics, Inc.
(a) (b)
....................... 4,117,100 6,774,032
JD.com, Inc. , Class A ...................... 5,564,204 80,212,286
Jiangsu Eastern Shenghong Co. Ltd. , Class A
(a)
.... 970,400 1,727,890
Jiangsu Etern Co. Ltd. , Class A ............... 18,000 127,205
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 195,288 3,150,153
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 912,041 6,767,832
Jiangsu King's Luck Brewery JSC Ltd. , Class A ..... 163,986 734,450
Jiangsu Yanghe Distillery Co. Ltd. , Class A ........ 187,350 1,256,976
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 522,324 3,249,951
Jiangxi Copper Co. Ltd. , Class A .............. 305,700 1,970,987
Jiangxi Copper Co. Ltd. , Class H .............. 2,503,000 11,270,904
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 455,300 1,629,876
Jinko Solar Co. Ltd. , Class A
(a)
................ 1,297,281 1,123,930
JL Mag Rare-Earth Co. Ltd. , Class A ............ 170,114 811,186
Kanzhun Ltd. , ADR ....................... 888,001 12,050,174
KE Holdings, Inc. , Class A ................... 4,846,524 26,484,028
Kingboard Laminates Holdings Ltd. ............. 2,464,000 17,129,175
Kingdee International Software Group Co. Ltd.
(a)
.... 7,046,000 6,579,066
Kingfa Sci & Tech Co. Ltd. , Class A ............. 352,900 882,983
Kingnet Network Co. Ltd. , Class A ............. 319,700 758,276
Kingsoft Corp. Ltd.
(c)
....................... 2,434,000 6,602,275
Kuaishou Technology , Class B
(b)
............... 6,169,200 35,957,881
Kuang-Chi Technologies Co. Ltd. , Class A
(a)
....... 299,900 1,781,714
Kunlun Energy Co. Ltd. ..................... 9,012,000 8,233,603
Kunlun Tech Co. Ltd. , Class A
(a)
............... 183,400 1,191,724
Kweichow Moutai Co. Ltd. , Class A ............. 181,087 35,472,498
Laopu Gold Co. Ltd. , Class H
(c)
................ 95,100 6,099,562
LB Group Co. Ltd. , Class A .................. 283,800 599,876
Legend Biotech Corp. , Class A , ADR
(a)
........... 172,860 4,694,878
Lenovo Group Ltd.
(c)
....................... 18,024,000 55,235,643
Lens Technology Co. Ltd. , Class A ............. 715,600 4,282,999
Leo Group Co. Ltd. , Class A ................. 951,500 840,802
Li Auto, Inc. , Class A
(a) (c)
.................... 2,953,090 22,020,349
Li Ning Co. Ltd. .......................... 5,490,500 12,741,601
Lingyi iTech Guangdong Co. , Class A ........... 1,074,480 2,311,332
Longfor Group Holdings Ltd.
(b) (c)
............... 4,947,000 4,948,015
LONGi Green Energy Technology Co. Ltd. , Class A
(a)
. 1,061,671 2,180,052
Loongson Technology Corp. Ltd. , Class A
(a)
....... 55,803 1,204,080
Luxshare Precision Industry Co. Ltd. , Class A ...... 1,058,686 11,478,271
Luzhou Laojiao Co. Ltd. , Class A .............. 208,789 2,809,654
Mango Excellent Media Co. Ltd. , Class A ......... 280,300 721,914
Maxscend Microelectronics Co. Ltd. , Class A
(a)
..... 80,644 1,288,626
Meituan , Class B
(a) (b)
....................... 12,170,100 118,276,086
Metallurgical Corp. of China Ltd. , Class A ......... 2,802,390 1,171,951
Midea Group Co. Ltd. , Class A ................ 511,900 6,117,558
Midea Group Co. Ltd. , Class H ................ 998,100 10,916,800
MINISO Group Holding Ltd. .................. 1,154,880 3,788,733
MMG Ltd.
(a) (c)
............................ 10,201,600 11,499,528
Montage Technology Co. Ltd. , Class A ........... 169,912 6,371,892
Muyuan Foods Group Co. Ltd. , Class A .......... 758,639 4,264,198
NARI Technology Co. Ltd. , Class A ............. 1,145,354 4,215,566
National Silicon Industry Group Co. Ltd. , Class A
(a)
.. 455,836 1,869,741
NAURA Technology Group Co. Ltd. , Class A ....... 105,805 9,858,736
NetEase, Inc. ........................... 4,227,950 103,662,819
New China Life Insurance Co. Ltd. , Class A ....... 314,002 2,772,073
New China Life Insurance Co. Ltd. , Class H ....... 2,215,300 13,718,155
New Hope Liuhe Co. Ltd. , Class A ............. 495,597 577,892
Security Shares Value
a
China (continued)
New Oriental Education & Technology Group, Inc. ... 3,157,000 $ 14,540,750
Nexchip Semiconductor Corp. , Class A .......... 286,954 1,934,223
Ningbo Deye Technology Corp. , Class A ......... 191,575 3,277,330
Ningbo Orient Wires & Cables Co. Ltd. , Class A .... 122,760 811,103
Ningbo Sanxing Medical Electric Co. Ltd. , Class A ... 208,000 502,795
Ningbo Tuopu Group Co. Ltd. , Class A .......... 252,605 2,325,000
Ningxia Baofeng Energy Group Co. Ltd. , Class A ... 1,057,400 3,751,142
NIO, Inc. , Class A
(a)
....................... 4,257,975 23,992,171
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 4,351,200 23,747,546
OmniVision Integrated Circuits Group, Inc. ........ 173,270 2,435,180
Orient Overseas International Ltd.
(c)
............ 312,000 5,421,770
Orient Securities Co. Ltd. , Class A ............. 1,243,234 1,711,083
PDD Holdings, Inc. , ADR
(a) (c)
................. 1,374,750 116,083,890
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 1,242,800 1,256,535
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 20,782,000 13,734,967
PetroChina Co. Ltd. , Class A ................. 3,625,100 5,825,140
PetroChina Co. Ltd. , Class H ................. 50,790,000 70,605,355
Pharmaron Beijing Co. Ltd. , Class A ............ 231,300 858,333
PICC Property & Casualty Co. Ltd. , Class H ....... 16,383,192 30,406,929
Ping An Bank Co. Ltd. , Class A ................ 2,698,267 4,360,538
Ping An Insurance Group Co. of China Ltd. , Class A . 1,476,084 11,674,135
Ping An Insurance Group Co. of China Ltd. , Class H . 15,917,000 121,910,458
Piotech, Inc. , Class A ...................... 42,037 3,911,655
Poly Developments and Holdings Group Co. Ltd. , Class
A .................................. 1,631,784 1,391,943
Pony AI, Inc. , Class A
(a)
..................... 441,000 4,488,586
Pop Mart International Group Ltd.
(b) (c)
............ 1,226,800 27,038,839
Postal Savings Bank of China Co. Ltd. , Class A ..... 4,241,500 3,122,207
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 21,362,000 13,677,486
Power Construction Corp. of China Ltd. , Class A .... 2,462,400 1,944,800
Qinghai Salt Lake Industry Co. Ltd. , Class A
(a)
...... 763,500 3,475,933
QuantumCTek Co. Ltd. , Class A ............... 16,106 1,327,978
Range Intelligent Computing Technology Group Co.
Ltd. , Class A .......................... 238,900 2,961,125
Raytron Technology Co. Ltd. , Class A ........... 67,845 1,281,627
Remegen Co. Ltd. , Class A
(a)
................. 48,459 831,108
Remegen Co. Ltd. , Class H
(a) (b)
................ 457,500 4,837,378
RoboTechnik Intelligent Technology Co. Ltd. , Class A . 25,500 2,407,626
Rockchip Electronics Co. Ltd. , Class A .......... 59,300 1,541,080
Rongsheng Petrochemical Co. Ltd. , Class A ....... 1,395,658 2,324,070
SAIC Motor Corp. Ltd. , Class A ............... 1,051,806 1,915,646
Sailun Group Co. Ltd. , Class A ................ 471,000 879,381
Sanan Optoelectronics Co. Ltd. , Class A ......... 733,900 1,699,347
Sangfor Technologies, Inc. , Class A ............ 63,600 1,010,522
Sany Heavy Industry Co. Ltd. , Class A ........... 1,115,352 2,962,741
Satellite Chemical Co. Ltd. , Class A ............ 469,784 1,615,874
SDIC Capital Co. Ltd. , Class A ................ 1,359,900 1,295,059
SDIC Power Holdings Co. Ltd. , Class A .......... 945,800 1,999,163
SenseTime Group, Inc. , Class B
(a) (b) (c)
........... 66,683,000 14,159,196
Seres Group Co. Ltd. , Class A ................ 227,800 2,742,397
SF Holding Co. Ltd. , Class A ................. 641,435 3,313,846
SG Micro Corp. , Class A .................... 95,477 1,662,168
Shaanxi Coal Industry Co. Ltd. , Class A .......... 1,385,876 5,271,152
Shandong Gold Mining Co. Ltd. , Class A ......... 513,836 2,209,939
Shandong Gold Mining Co. Ltd. , Class H
(b)
........ 2,250,500 6,886,442
Shandong Himile Mechanical Science & Technology
Co. Ltd. , Class A ....................... 168,635 1,304,776
Shandong Hongqiao Aluminum Industry Holding Co.
Ltd. , Class A .......................... 443,700 1,395,943
Shandong Hualu Hengsheng Chemical Co. Ltd. , Class
A .................................. 277,280 1,206,207
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 1,722,900 1,326,188

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
Shandong Sun Paper Industry JSC Ltd. , Class A .... 361,300 $ 737,470
Shanghai Allist Pharmaceuticals Co. Ltd. , Class A ... 65,381 867,201
Shanghai Baosight Software Co. Ltd. , Class A ..... 304,299 908,563
Shanghai BOCHU Electronic Technology Corp. Ltd. ,
Class A .............................. 42,340 1,020,533
Shanghai Electric Group Co. Ltd. , Class A
(a)
....... 1,870,091 2,230,907
Shanghai Electric Power Co. Ltd. , Class A ........ 400,300 1,318,298
Shanghai Fosun Pharmaceutical Group Co. Ltd. , Class
A .................................. 233,989 804,307
Shanghai International Airport Co. Ltd. , Class A ..... 133,698 495,472
Shanghai Pharmaceuticals Holding Co. Ltd. , Class A . 230,300 561,058
Shanghai Pudong Development Bank Co. Ltd. , Class A 4,674,695 6,477,893
Shanghai Putailai New Energy Technology Group Co.
Ltd. ................................ 296,666 1,344,929
Shanghai RAAS Blood Products Co. Ltd. , Class A ... 731,600 574,269
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 1,366,800 1,717,548
Shanghai Stonehill Technology Co. Ltd. , Class A .... 804,400 912,493
Shanghai United Imaging Healthcare Co. Ltd. , Class A 118,259 2,103,071
Shanghai Zhangjiang High-Tech Park Development Co.
Ltd. , Class A .......................... 230,700 1,184,608
Shanjin International Gold Co. Ltd. , Class A ....... 410,400 1,372,102
Shannon Semiconductor Technology Co. Ltd. , Class A 72,100 1,908,581
Shanxi Coking Coal Energy Group Co. Ltd. , Class A . 835,800 838,851
Shanxi Lu'an Environmental Energy Development Co.
Ltd. , Class A .......................... 428,300 1,012,934
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 174,500 3,309,831
Sharetronic Data Technology Co. Ltd. , Class A ..... 73,540 2,600,067
Shenergy Co. Ltd. , Class A .................. 628,100 958,179
Shengyi Electronics Co. Ltd. , Class A ........... 102,839 2,100,869
Shengyi Technology Co. Ltd. , Class A ........... 358,600 7,440,472
Shennan Circuits Co. Ltd. , Class A ............. 101,182 6,145,946
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 3,370,770 2,197,869
Shenzhen Envicool Technology Co. Ltd. , Class A ... 146,600 1,972,724
Shenzhen Everwin Precision Technology Co. Ltd. ,
Class A .............................. 198,700 980,548
Shenzhen Inovance Technology Co. Ltd. , Class A ... 188,097 2,058,299
Shenzhen Kedali Industry Co. Ltd. , Class A ....... 37,500 963,815
Shenzhen Kinwong Electronic Co. Ltd. , Class A .... 144,200 1,686,514
Shenzhen Longsys Electronics Co. Ltd. , Class A .... 60,600 4,941,642
Shenzhen Megmeet Electrical Co. Ltd. , Class A .... 87,000 1,618,748
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 165,332 3,710,572
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 112,800 779,311
Shenzhen Salubris Pharmaceuticals Co. Ltd. , Class A 150,800 744,939
Shenzhen Sunway Communication Co. Ltd. , Class A . 146,500 2,136,228
Shenzhen Techwinsemi Technology Co. Ltd. , Class A 33,800 3,195,453
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 160,946 1,429,322
Shenzhou International Group Holdings Ltd. ....... 1,972,300 11,670,087
Sichuan Biokin Pharmaceutical Co. Ltd. , Class A
(a)
.. 32,236 1,136,763
Sichuan Changhong Electric Co. Ltd. , Class A ..... 635,000 675,862
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 613,460 1,405,590
Sichuan Huafeng Technology Co. Ltd. , Class A
(a)
.... 27,267 572,078
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 217,978 1,171,842
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a)
............................ 133,200 7,844,452
Sichuan Road and Bridge Group Co. Ltd. , Class A ... 908,480 1,174,406
Sino Biopharmaceutical Ltd. ................. 24,100,750 15,359,284
Sinoma Science & Technology Co. Ltd. , Class A .... 254,500 2,676,396
Sinomine Resource Group Co. Ltd. , Class A ....... 99,700 914,242
Sinopharm Group Co. Ltd. , Class H ............ 3,156,000 6,808,147
Sinotruk Hong Kong Ltd. .................... 1,963,500 9,335,082
Skyverse Technology Co. Ltd. , Class A
(a)
......... 53,596 1,726,922
Smoore International Holdings Ltd.
(b) (c)
........... 4,466,000 5,185,215
SooChow Securities Co. Ltd. , Class A ........... 881,300 1,021,113
Security Shares Value
a
China (continued)
Spring Airlines Co. Ltd. , Class A ............... 134,400 $ 972,845
Sungrow Power Supply Co. Ltd. , Class A ......... 302,180 7,953,565
Sunny Optical Technology Group Co. Ltd. ........ 1,581,800 16,942,068
Sunwoda Electronic Co. Ltd. , Class A ........... 271,600 916,840
SUPCON Technology Co. Ltd. , Class A .......... 116,677 1,479,927
Suzhou Centec Communications Co. Ltd. , Class A
(a)
. 25,312 1,053,292
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A
(a)
............................. 270,200 8,503,435
Suzhou Everbright Photonics Co. Ltd. , Class A
(a)
.... 8,642 504,241
Suzhou Maxwell Technologies Co. Ltd. , Class A .... 40,200 1,481,559
Suzhou TFC Optical Communication Co. Ltd. , Class A 114,932 7,697,503
TAL Education Group , ADR
(a)
................. 843,894 8,194,211
TBEA Co. Ltd. , Class A ..................... 754,780 2,825,773
TCL Technology Group Corp. , Class A ........... 2,945,830 1,865,007
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(a)
......................... 608,316 876,841
Tencent Holdings Ltd. ...................... 14,915,600 810,387,992
Tencent Music Entertainment Group , ADR ........ 1,368,058 12,613,495
Tianfeng Securities Co. Ltd. , Class A
(a)
.......... 1,624,500 804,295
Tianqi Lithium Corp. , Class A
(a)
................ 211,700 1,973,255
Tianshan Aluminum Group Co. Ltd. , Class A ....... 664,400 1,469,616
Tianshui Huatian Technology Co. Ltd. , Class A ..... 461,100 1,318,365
Tingyi Cayman Islands Holding Corp.
(c)
.......... 4,566,000 6,961,072
Tongcheng Travel Holdings Ltd. ............... 3,034,400 5,481,794
TongFu Microelectronics Co. Ltd. , Class A ........ 220,400 2,155,556
Tongling Nonferrous Metals Group Co. Ltd. , Class A . 1,851,400 1,893,851
Tongwei Co. Ltd. , Class A
(a)
.................. 637,784 1,392,844
Trina Solar Co. Ltd. , Class A
(a)
................ 315,997 720,373
Trip.com Group Ltd.
(a)
...................... 1,431,312 67,436,267
Tsingtao Brewery Co. Ltd. , Class A ............. 132,615 1,198,955
Tsingtao Brewery Co. Ltd. , Class H ............. 1,462,000 9,286,987
UBTech Robotics Corp. Ltd. , Class H
(a) (c)
......... 518,350 6,764,954
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 107,739 1,262,443
Unisplendour Corp. Ltd. , Class A .............. 396,016 1,682,352
United Nova Technology Co. Ltd. , Class A
(a)
....... 1,064,417 1,269,426
Universal Scientific Industrial Shanghai Co. Ltd. , Class
A .................................. 292,300 1,937,408
Verisilicon Microelectronics Shanghai Co. Ltd. , Class
A
(a)
................................. 78,608 2,870,404
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 128,100 6,964,198
Vipshop Holdings Ltd. , ADR .................. 686,017 9,755,162
Wanhua Chemical Group Co. Ltd. , Class A ........ 432,491 4,695,857
Want Want China Holdings Ltd. ............... 11,313,000 6,005,191
Wanxiang Qianchao Co. Ltd. , Class A ........... 465,800 1,017,639
Weichai Power Co. Ltd. , Class A ............... 1,108,544 5,793,845
Weichai Power Co. Ltd. , Class H .............. 4,596,800 24,419,507
Wens Foodstuff Group Co. Ltd. , Class A ......... 939,470 1,899,552
Western Mining Co. Ltd. , Class A .............. 352,200 1,593,239
Western Superconducting Technologies Co. Ltd. , Class
A .................................. 97,807 976,925
Wintime Energy Group Co. Ltd. , Class A
(a)
........ 3,218,500 865,966
Wolong Electric Group Co. Ltd. , Class A ......... 219,200 1,278,529
Wuhan Guide Infrared Co. Ltd. , Class A
(a)
........ 663,432 1,262,111
Wuliangye Yibin Co. Ltd. , Class A .............. 541,328 6,791,934
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 287,023 5,598,553
WuXi AppTec Co. Ltd. , Class A ................ 391,129 5,872,386
WuXi AppTec Co. Ltd. , Class H
(b) (c)
............. 959,570 15,977,605
Wuxi Biologics Cayman, Inc.
(a) (b)
............... 8,475,000 36,248,312
WuXi XDC Cayman, Inc.
(a)
................... 907,500 6,361,575
XCMG Construction Machinery Co. Ltd. , Class A .... 1,717,569 2,475,409
Xiamen Tungsten Co. Ltd. , Class A ............. 239,300 1,927,837
Xiaomi Corp. , Class B
(a) (b)
................... 41,423,600 148,357,366
Xinjiang Daqo New Energy Co. Ltd. , Class A
(a)
..... 284,138 817,438
Xinyi Solar Holdings Ltd. .................... 10,882,000 3,711,594

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
XPeng, Inc. , Class A
(a) (c)
.................... 3,003,376 $ 24,429,316
XtalPi Holdings Ltd.
(a) (c)
..................... 4,137,000 4,351,314
Yadea Group Holdings Ltd.
(b)
................. 2,884,000 4,147,390
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class A .............................. 48,700 2,899,627
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(b)
............................ 969,500 27,953,618
Yankuang Energy Group Co. Ltd. , Class A ........ 876,830 2,825,432
Yankuang Energy Group Co. Ltd. , Class H ........ 7,682,660 14,273,441
Yantai Jereh Oilfield Services Group Co. Ltd. , Class A 154,298 3,201,942
Yealink Network Technology Corp. Ltd. , Class A .... 177,242 946,684
Yonghui Superstores Co. Ltd. , Class A
(a)
......... 1,250,300 681,649
Yonyou Network Technology Co. Ltd. , Class A
(a)
.... 470,051 721,046
YTO Express Group Co. Ltd. , Class A ........... 505,300 1,400,437
Yuanjie Semiconductor Technology Co. Ltd. , Class A . 18,414 3,082,353
Yum China Holdings, Inc. ................... 818,110 35,727,267
Yunnan Aluminium Co. Ltd. , Class A ............ 547,700 2,310,727
Yunnan Baiyao Group Co. Ltd. , Class A .......... 185,682 1,370,566
Yunnan Energy New Material Group Co. Ltd. , Class A
(a)
143,600 1,494,904
Yunnan Tin Co. Ltd. , Class A ................. 239,500 1,332,043
Yunnan Yuntianhua Co. Ltd. , Class A ........... 265,600 1,202,901
Yutong Bus Co. Ltd. , Class A ................. 326,700 1,559,784
Zangge Mining Co. Ltd. , Class A ............... 233,410 2,663,777
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 50,664 961,637
Zhaojin Mining Industry Co. Ltd. , Class H ......... 4,033,500 11,167,608
Zhejiang Century Huatong Group Co. Ltd. , Class A .. 1,111,300 2,394,979
Zhejiang China Commodities City Group Co. Ltd. ,
Class A .............................. 769,800 1,453,954
Zhejiang Chint Electrics Co. Ltd. , Class A ......... 307,223 1,323,778
Zhejiang Dahua Technology Co. Ltd. , Class A ...... 497,784 1,229,163
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 268,115 2,175,950
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 188,384 1,416,661
Zhejiang Juhua Co. Ltd. , Class A .............. 399,700 1,952,636
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b) (c)
1,201,300 6,033,464
Zhejiang Longsheng Group Co. Ltd. , Class A ...... 458,500 759,998
Zhejiang NHU Co. Ltd. , Class A ............... 438,687 1,903,360
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 273,000 1,872,932
Zhejiang Weiming Environment Protection Co. Ltd. ,
Class A .............................. 293,312 653,756
Zhejiang Zheneng Electric Power Co. Ltd. , Class A .. 1,392,500 1,331,865
Zheshang Securities Co. Ltd. , Class A ........... 1,095,800 1,529,479
Zhongji Innolight Co. Ltd. , Class A ............. 162,466 27,695,292
Zhongjin Gold Corp. Ltd. , Class A .............. 714,600 2,387,785
Zhongtai Securities Co. Ltd. , Class A ............ 1,555,500 1,251,243
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 1,214,700 6,286,966
Zijin Mining Group Co. Ltd. , Class A ............ 3,122,800 14,124,112
Zijin Mining Group Co. Ltd. , Class H ............ 14,294,000 59,923,548
Zoomlion Heavy Industry Science and Technology Co.
Ltd. , Class A .......................... 1,039,254 1,108,020
ZTE Corp. , Class A
(a)
...................... 574,400 3,114,118
ZTE Corp. , Class H
(c)
...................... 1,773,600 6,047,731
ZTO Express Cayman, Inc. .................. 940,934 20,721,387
6,143,514,485
a
Colombia  —  0 .1%
Grupo Cibest SA ......................... 593,561 12,235,881
Interconexion Electrica SA ESP ............... 1,087,083 8,904,837
21,140,718
a
Czech Republic  —  0 .1%
CEZ A.S. .............................. 301,503 18,187,474
Komercni Banka A.S. ...................... 177,650 8,433,989
Security Shares Value
a
Czech Republic (continued)
Moneta Money Bank A.S.
(b)
.................. 655,703 $ 5,844,889
32,466,352
a
Egypt  —  0 .1%
Commercial International Bank - Egypt (CIB) ...... 6,080,387 15,530,113
Eastern Co. SAE ......................... 3,326,260 2,420,819
Talaat Moustafa Group ..................... 1,724,561 3,170,392
21,121,324
a
Greece  —  0 .5%
Allwyn AG
(c)
............................ 418,932 6,160,818
Alpha Bank SA .......................... 4,047,757 18,503,343
Eurobank SA ............................ 6,059,193 28,221,700
FF Group
(a) (d)
............................ 246,892 3
GEK TERNA SA ......................... 116,443 5,808,704
Hellenic Telecommunications Organization SA ..... 348,976 7,404,195
JUMBO SA ............................. 274,690 7,458,874
National Bank of Greece SA ................. 2,038,154 35,259,155
Piraeus Bank SA
(a)
........................ 2,637,100 27,979,450
Public Power Corp. SA ..................... 597,278 15,018,308
151,814,550
a
Hong Kong  —  0 .0%
Zijin Gold International Co. Ltd. ............... 829,700 13,775,484
a
Hungary  —  0 .3%
MOL Hungarian Oil & Gas PLC ............... 905,957 11,506,824
OTP Bank Nyrt .......................... 532,737 73,147,649
Richter Gedeon Nyrt ....................... 320,787 13,574,317
98,228,790
a
India  —  10 .8%
ABB India Ltd. ........................... 116,294 8,884,805
Adani Enterprises Ltd. ..................... 428,625 13,244,404
Adani Ports & Special Economic Zone Ltd. ........ 1,280,303 24,304,923
Adani Power Ltd.
(a)
........................ 7,420,083 19,005,915
Aditya Birla Capital Ltd.
(a)
................... 1,828,799 6,991,929
Alkem Laboratories Ltd. .................... 113,295 6,556,799
Ambuja Cements Ltd. ...................... 1,453,630 6,854,993
APL Apollo Tubes Ltd. ..................... 427,772 8,244,022
Apollo Hospitals Enterprise Ltd. ............... 252,306 21,708,478
Ashok Leyland Ltd. ....................... 6,951,108 11,369,973
Asian Paints Ltd. ......................... 916,061 25,772,461
Astral Ltd. .............................. 281,384 4,669,910
AU Small Finance Bank Ltd.
(b)
................ 1,354,830 14,037,833
Aurobindo Pharma Ltd. ..................... 623,954 9,364,036
Avenue Supermarts Ltd.
(a) (b)
.................. 371,911 15,847,120
Axis Bank Ltd. ........................... 5,486,865 74,315,201
Bajaj Auto Ltd. ........................... 160,540 17,667,602
Bajaj Finance Ltd. ........................ 6,100,192 58,330,902
Bajaj Finserv Ltd. ......................... 908,378 17,047,122
Bajaj Holdings & Investment Ltd. .............. 63,282 6,901,038
Balkrishna Industries Ltd. ................... 192,997 4,479,216
Bank of Baroda .......................... 2,450,638 6,922,301
Bharat Electronics Ltd. ..................... 8,523,654 36,826,869
Bharat Forge Ltd. ......................... 566,262 11,653,077
Bharat Heavy Electricals Ltd. ................. 2,920,475 12,812,111
Bharat Petroleum Corp. Ltd. ................. 3,834,375 12,022,420
Bharti Airtel Ltd. .......................... 6,739,158 129,663,099
Bosch Ltd. ............................. 17,587 6,777,993
Britannia Industries Ltd. .................... 258,452 14,159,089
BSE Ltd. .............................. 286,992 12,519,213
Canara Bank ............................ 4,297,306 5,916,221
CG Power & Industrial Solutions Ltd. ............ 1,583,550 15,303,692
Cholamandalam Investment and Finance Co. Ltd. ... 1,008,325 16,309,920
Cipla Ltd. .............................. 1,258,733 18,557,709

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
India (continued)
Coal India Ltd. ........................... 3,939,604 $ 18,981,068
Colgate-Palmolive India Ltd. ................. 299,446 6,492,935
Coromandel International Ltd. ................ 286,359 5,284,268
Cummins India Ltd. ....................... 331,002 20,485,213
Dabur India Ltd. .......................... 1,217,271 5,681,452
Divi's Laboratories Ltd. ..................... 285,522 20,030,961
Dixon Technologies India Ltd. ................ 86,261 10,458,106
DLF Ltd. ............................... 1,520,979 9,451,270
Dr Reddy's Laboratories Ltd. ................. 1,251,332 17,245,035
Eicher Motors Ltd. ........................ 326,553 24,658,156
Eternal Ltd.
(a)
............................ 5,843,967 15,401,715
Federal Bank Ltd. ........................ 4,482,218 13,624,949
Fortis Healthcare Ltd. ...................... 1,162,432 11,355,519
FSN E-Commerce Ventures Ltd.
(a)
............. 2,952,473 8,121,029
GAIL India Ltd. .......................... 5,451,300 9,435,975
GE Vernova T&D India Ltd. .................. 312,448 16,933,366
GMR Airports Ltd.
(a)
....................... 6,217,401 6,567,028
Godrej Consumer Products Ltd. ............... 963,050 10,429,072
Godrej Properties Ltd. ..................... 357,705 6,635,994
Grasim Industries Ltd. ...................... 652,282 21,425,458
Havells India Ltd. ......................... 521,705 6,463,528
HCL Technologies Ltd. ..................... 2,159,514 26,979,810
HDFC Asset Management Co. Ltd.
(b)
............ 454,095 12,778,987
HDFC Bank Ltd. ......................... 27,088,956 212,349,863
HDFC Life Insurance Co. Ltd.
(b)
............... 2,297,250 14,381,765
Hero MotoCorp Ltd. ....................... 284,936 14,698,271
Hindalco Industries Ltd. .................... 3,168,599 37,570,415
Hindustan Aeronautics Ltd. .................. 408,757 18,511,761
Hindustan Petroleum Corp. Ltd. ............... 2,278,232 9,438,156
Hindustan Unilever Ltd. ..................... 1,737,273 39,362,333
Hitachi Energy India Ltd. .................... 30,488 12,331,991
ICICI Bank Ltd. .......................... 12,597,365 166,527,663
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 571,815 10,784,603
ICICI Prudential Life Insurance Co. Ltd.
(b)
......... 865,486 4,589,491
IDFC First Bank Ltd. ....................... 10,023,649 7,519,404
Indian Bank ............................ 575,810 5,048,945
Indian Hotels Co. Ltd. (The) , Class A ............ 2,040,228 14,049,407
Indian Oil Corp. Ltd. ....................... 6,778,422 10,001,655
Indus Towers Ltd.
(a)
....................... 3,133,746 14,585,767
IndusInd Bank Ltd. ........................ 1,383,861 13,310,947
Info Edge India Ltd. ....................... 856,525 8,966,002
Infosys Ltd. ............................. 7,396,287 90,559,416
InterGlobe Aviation Ltd.
(b)
................... 450,130 20,826,233
ITC Ltd. ............................... 7,193,161 21,703,469
Jindal Stainless Ltd. ....................... 802,807 5,788,099
Jindal Steel Ltd. .......................... 856,518 10,887,899
Jio Financial Services Ltd. ................... 6,833,499 17,184,731
JSW Energy Ltd. ......................... 995,953 6,234,592
JSW Steel Ltd. .......................... 1,459,597 19,634,282
Kotak Mahindra Bank Ltd. ................... 13,170,398 53,247,297
L&T Finance Ltd. ......................... 1,947,316 5,873,141
Larsen & Toubro Ltd. ...................... 1,615,315 69,353,179
Lodha Developers Ltd.
(b)
.................... 703,920 6,947,709
LTM Ltd.
(b)
............................. 164,476 7,050,231
Lupin Ltd. .............................. 581,068 13,857,236
Mahindra & Mahindra Ltd. ................... 2,127,307 68,155,780
Malco Energy Ltd.
(a)
....................... 3,255,840 4,147,769
Mankind Pharma Ltd. ...................... 265,628 6,640,631
Marico Ltd. ............................. 1,229,845 10,632,449
Maruti Suzuki India Ltd. .................... 288,987 39,907,202
Max Healthcare Institute Ltd. ................. 1,752,478 17,797,492
Mphasis Ltd. ............................ 302,096 7,234,333
MRF Ltd. .............................. 5,657 7,346,066
Multi Commodity Exchange of India Ltd. ......... 12,290 382,420
Security Shares Value
a
India (continued)
Muthoot Finance Ltd. ...................... 287,479 $ 10,125,461
National Aluminium Co. Ltd. .................. 1,979,946 8,851,463
Nestle India Ltd. ......................... 1,421,845 21,275,291
NHPC Ltd. ............................. 6,942,771 5,762,964
NMDC Ltd. ............................. 7,453,194 6,903,517
NTPC Ltd. ............................. 10,374,089 42,237,675
Oberoi Realty Ltd. ........................ 301,467 5,415,567
Oil & Natural Gas Corp. Ltd. ................. 6,507,482 18,183,686
Oil India Ltd. ............................ 1,073,009 5,378,868
One 97 Communications Ltd.
(a)
................ 933,904 11,001,476
Oracle Financial Services Software Ltd. .......... 55,210 5,799,911
Page Industries Ltd. ....................... 14,559 5,850,844
PB Fintech Ltd.
(a)
......................... 841,056 15,064,304
Persistent Systems Ltd. .................... 254,785 13,949,353
Petronet LNG Ltd. ........................ 1,857,246 5,297,925
Phoenix Mills Ltd. (The) .................... 468,492 8,734,663
PI Industries Ltd. ......................... 185,860 5,429,068
Pidilite Industries Ltd. ...................... 738,575 11,537,881
Polycab India Ltd. ........................ 125,785 12,546,801
Power Finance Corp. Ltd. ................... 3,314,079 14,943,147
Power Grid Corp. of India Ltd. ................ 10,402,419 31,808,646
Prestige Estates Projects Ltd. ................ 410,775 5,918,277
Punjab National Bank ...................... 5,446,343 6,078,878
REC Ltd. .............................. 2,857,299 10,152,152
Reliance Industries Ltd. .................... 14,701,286 204,377,076
Samvardhana Motherson International Ltd. ....... 10,123,965 15,517,032
SBI Cards & Payment Services Ltd. ............ 660,295 4,338,491
SBI Life Insurance Co. Ltd.
(b)
................. 1,080,005 20,804,716
Shree Cement Ltd. ........................ 22,007 5,856,490
Shriram Finance Ltd. ...................... 3,407,408 33,965,709
Siemens Energy India Ltd. ................... 210,391 8,575,033
Siemens Ltd.
(a)
.......................... 203,989 8,250,341
Solar Industries India Ltd. ................... 56,989 10,944,708
SRF Ltd. .............................. 344,064 9,826,658
State Bank of India ........................ 4,453,905 45,205,894
Sun Pharmaceutical Industries Ltd. ............. 2,216,216 41,943,795
Sundaram Finance Ltd. ..................... 158,563 6,993,067
Supreme Industries Ltd. .................... 153,441 5,730,536
Suzlon Energy Ltd.
(a)
...................... 24,561,794 14,724,147
Swiggy Ltd.
(a)
........................... 3,307,530 8,963,234
Talwandi Sabo Power Ltd.
(a)
.................. 3,255,840 4,147,769
Tata Communications Ltd. ................... 271,864 5,623,652
Tata Consultancy Services Ltd. ............... 1,988,053 47,293,696
Tata Consumer Products Ltd. ................. 1,401,316 17,382,219
Tata Motors Ltd. .......................... 4,528,550 18,078,770
Tata Motors Passenger Vehicles Ltd. ............ 4,560,688 18,897,704
Tata Power Co. Ltd. (The) ................... 3,832,002 16,967,967
Tata Steel Ltd. ........................... 17,980,363 39,403,483
Tech Mahindra Ltd. ....................... 1,292,699 20,223,458
Titan Co. Ltd. ........................... 856,282 36,698,641
Torrent Pharmaceuticals Ltd. ................. 262,095 12,168,933
Torrent Power Ltd. ........................ 421,234 6,294,729
Trent Ltd. .............................. 429,474 19,080,971
Tube Investments of India Ltd. ................ 250,929 8,293,529
TVS Motor Co. Ltd. ....................... 566,049 19,988,980
UltraTech Cement Ltd. ..................... 257,451 31,102,090
Union Bank of India Ltd. .................... 3,622,127 6,398,873
United Spirits Ltd. ........................ 689,191 9,209,461
UPL Ltd. ............................... 1,198,583 8,132,475
Varun Beverages Ltd. ...................... 3,183,708 17,681,089
Vedanta Aluminium Metal Ltd.
(a)
............... 3,255,840 4,147,769
Vedanta Iron and Steel Ltd.
(a)
................. 3,255,840 4,147,769
Vedanta Ltd. ............................ 3,288,524 12,205,616
Vishal Mega Mart Ltd.
(a)
..................... 5,391,443 6,899,389

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
India (continued)
Vodafone Idea Ltd.
(a)
....................... 63,822,138 $ 9,399,965
Voltas Ltd. ............................. 509,304 6,675,985
WAAREE Energies Ltd. .................... 205,496 6,789,790
Wipro Ltd. .............................. 6,262,812 13,523,700
Yes Bank Ltd.
(a)
.......................... 36,044,575 8,781,359
Zydus Lifesciences Ltd. .................... 499,495 5,660,738
3,280,948,699
a
Indonesia  —  0 .5%
Astra International Tbk PT ................... 40,987,200 11,468,159
Bank Central Asia Tbk PT ................... 118,979,700 38,019,193
Bank Mandiri Persero Tbk PT ................ 88,251,800 20,151,944
Bank Negara Indonesia Persero Tbk PT ......... 32,510,952 6,728,037
Bank Rakyat Indonesia Persero Tbk PT .......... 146,905,608 24,272,420
Barito Pacific Tbk PT
(a)
..................... 46,851,387 5,080,062
Bumi Resources Minerals Tbk PT
(a)
............. 132,891,800 4,421,747
Charoen Pokphand Indonesia Tbk PT ........... 17,414,045 4,161,050
GoTo Gojek Tokopedia Tbk PT , Class A
(a)
......... 2,142,597,966 5,994,958
Telkom Indonesia Persero Tbk PT ............. 106,922,400 18,000,530
United Tractors Tbk PT ..................... 3,155,153 4,047,671
142,345,771
a
Kuwait  —  0 .5%
Boubyan Bank KSCP ...................... 3,921,176 8,297,529
Gulf Bank KSCP ......................... 5,095,591 5,762,381
Kuwait Finance House KSCP ................. 27,949,524 70,429,766
Mabanee Co. KPSC ....................... 1,751,068 5,571,427
Mobile Telecommunications Co. KSCP .......... 4,822,653 9,318,083
National Bank of Kuwait SAKP ................ 20,563,634 56,500,978
Warba Bank KSCP ........................ 5,661,582 5,098,849
160,979,013
a
Malaysia  —  0 .9%
AMMB Holdings Bhd ...................... 5,759,475 9,408,362
CELCOMDIGI Bhd
(c)
....................... 8,533,500 6,567,099
CIMB Group Holdings Bhd .................. 19,039,100 35,901,375
Gamuda Bhd
(c)
.......................... 11,587,500 12,282,204
Hong Leong Bank Bhd ..................... 1,499,200 7,892,339
IHH Healthcare Bhd
(c)
...................... 4,421,500 10,050,247
IOI Corp. Bhd ........................... 6,174,020 6,213,489
Kuala Lumpur Kepong Bhd .................. 1,227,300 6,289,719
Malayan Banking Bhd ...................... 14,112,900 37,873,926
Maxis Bhd
(c)
............................ 5,756,800 5,388,347
MISC Bhd .............................. 3,203,500 6,580,468
Petronas Chemicals Group Bhd ............... 5,751,900 7,557,982
Petronas Gas Bhd ........................ 1,883,300 8,122,177
Press Metal Aluminium Holdings Bhd ........... 8,879,700 20,133,214
Public Bank Bhd ......................... 34,719,050 41,247,791
RHB Bank Bhd .......................... 4,106,825 8,504,125
SD Guthrie Bhd .......................... 5,121,773 7,505,044
Sunway Bhd ............................ 5,911,100 8,045,684
Telekom Malaysia Bhd
(c)
.................... 3,001,300 5,601,417
Tenaga Nasional Bhd ...................... 6,356,250 22,893,561
YTL Power International Bhd
(c)
................ 7,046,300 7,394,288
281,452,858
a
Mexico  —  1 .7%
America Movil SAB de CV , Series B ............ 36,634,742 46,445,846
Arca Continental SAB de CV ................. 1,199,808 15,580,134
Cemex SAB de CV, CPO , NVS ............... 36,340,775 47,854,871
Coca-Cola Femsa SAB de CV ................ 1,218,217 13,168,014
Fibra Uno Administracion SA de CV ............ 6,587,483 11,399,002
Fomento Economico Mexicano SAB de CV ....... 4,062,163 48,414,647
Gruma SAB de CV , Class B .................. 353,278 5,924,849
Security Shares Value
a
Mexico (continued)
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 664,477 $ 8,356,075
Grupo Aeroportuario del Pacifico SAB de CV , Class B 911,309 21,463,096
Grupo Aeroportuario del Sureste SAB de CV , Class B 417,051 12,364,069
Grupo Bimbo SAB de CV , Series A ............. 3,072,546 10,578,547
Grupo Carso SAB de CV , Series A1 ............ 1,354,441 10,741,310
Grupo Financiero Banorte SAB de CV , Class O .... 5,862,708 61,136,239
Grupo Financiero Inbursa SAB de CV , Series O .... 3,956,029 9,834,738
Grupo Mexico SAB de CV , Series B ............ 7,171,680 89,036,881
Industrias Penoles SAB de CV ................ 463,167 26,937,795
Kimberly-Clark de Mexico SAB de CV , Class A ..... 3,528,663 7,815,692
Prologis Property Mexico SA de CV ............ 2,577,288 12,392,151
Promotora y Operadora de Infraestructura SAB de CV 460,920 7,421,990
Sigma Foods SAB de CV ................... 8,574,096 8,204,664
Wal-Mart de Mexico SAB de CV ............... 12,278,290 37,110,365
512,180,975
a
Netherlands  —  0 .0%
X5 Retail Group N.V. , GDR
(a) (d) (e)
............... 424,766 60
a
Peru  —  0 .4%
Cia de Minas Buenaventura SAA , ADR .......... 397,598 14,667,390
Credicorp Ltd. ........................... 164,173 56,250,595
Southern Copper Corp. ..................... 221,849 42,439,714
113,357,699
a
Philippines  —  0 .3%
Ayala Corp. ............................. 614,426 4,355,021
Ayala Land, Inc. .......................... 14,945,100 3,535,055
Bank of the Philippine Islands ................ 4,382,998 6,673,680
BDO Unibank, Inc. ........................ 5,835,382 10,797,462
International Container Terminal Services, Inc. ..... 2,382,790 29,114,105
Manila Electric Co. ........................ 586,130 5,428,583
Metropolitan Bank & Trust Co. ................ 4,458,885 4,596,602
PLDT, Inc. ............................. 187,378 3,495,532
SM Investments Corp. ..................... 546,162 5,089,443
SM Prime Holdings, Inc. .................... 24,431,425 7,297,995
80,383,478
a
Poland  —  1 .0%
Allegro.eu SA
(a) (b) (c)
........................ 1,942,518 18,598,810
Asseco Poland SA ........................ 127,047 6,913,748
Bank Millennium SA
(a)
...................... 1,436,242 7,868,761
Bank Polska Kasa Opieki SA ................. 436,856 29,162,466
Budimex SA ............................ 30,136 5,803,953
CD Projekt SA ........................... 153,999 9,865,023
Dino Polska SA
(a) (b)
........................ 1,159,326 9,845,520
Erste Bank Polska SA ...................... 96,886 16,391,880
KGHM Polska Miedz SA .................... 335,880 32,329,835
LPP SA ............................... 2,643 16,416,263
mBank SA
(a)
............................ 34,177 12,117,004
ORLEN SA ............................. 1,396,132 54,571,082
PGE Polska Grupa Energetyczna SA
(a)
.......... 2,124,255 6,196,903
Powszechna Kasa Oszczednosci Bank Polski SA ... 2,104,683 59,736,769
Powszechny Zaklad Ubezpieczen SA ........... 1,421,452 25,242,689
Zabka Group SA ......................... 902,958 6,357,830
317,418,536
a
Qatar  —  0 .5%
Al Rayan Bank .......................... 14,645,634 8,731,404
Commercial Bank PSQC (The) ................ 7,774,294 8,958,034
Dukhan Bank ........................... 4,621,536 4,386,094
Industries Qatar QSC ...................... 3,532,838 11,891,540
Mesaieed Petrochemical Holding Co. ........... 13,817,703 4,643,008
Nebras Energy .......................... 1,014,219 4,049,687
Ooredoo QPSC .......................... 2,060,265 7,574,088

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Qatar (continued)
Qatar Fuel QSC .......................... 1,217,732 $ 4,683,842
Qatar Gas Transport Co. Ltd. ................. 6,443,434 7,672,017
Qatar International Islamic Bank QSC ........... 2,315,113 6,977,199
Qatar Islamic Bank QPSC ................... 4,240,643 26,550,614
Qatar National Bank QPSC .................. 11,020,617 53,818,102
149,935,629
a
Russia  —  0 .0%
Alrosa PJSC
(a) (d)
.......................... 9,805,890 1,381
Mobile TeleSystems PJSC
(a) (d)
................ 3,162,662 445
Moscow Exchange MICEX-RTS PJSC
(a) (d)
........ 5,279,850 744
Ozon Holdings PLC , ADR
(a) (d)
................. 197,078 28
PhosAgro PJSC , GDR
(a) (d)
................... 3,367 34
PhosAgro PJSC , GDR
(a) (d) (e)
.................. 2 —
Polyus PJSC
(a) (d)
......................... 1,264,900 18
Rosneft Oil Co. PJSC
(a) (d)
.................... 4,281,715 603
Sberbank of Russia PJSC
(a) (d)
................. 39,606,181 5,578
Severstal PAO
(a) (d)
........................ 805,849 113
T-Tekhnologii MKPAO , GDR
(a) (d) (e)
.............. 445,207 63
United Co. RUSAL International PJSC
(a) (d)
........ 11,428,270 1,610
VK IPJSC , GDR
(a) (d)
....................... 404,870 57
VTB Bank PJSC
(a) (d)
....................... 2,356,794 —
10,674
a
Saudi Arabia  —  2 .4%
ACWA Power Co.
(a)
....................... 556,628 27,396,789
Ades Holding Co. ......................... 796,768 4,178,541
Al Rajhi Bank ........................... 7,116,799 125,851,315
Alinma Bank ............................ 3,558,399 22,757,975
Almarai Co. JSC ......................... 1,089,306 13,381,924
Arab National Bank ....................... 2,157,264 12,187,283
Arabian Internet & Communications Services Co. ... 54,226 3,086,573
Bank AlBilad ............................ 1,754,937 11,489,682
Bank Al-Jazira ........................... 1,483,664 4,507,011
Banque Saudi Fransi ...................... 2,931,027 14,941,786
Bupa Arabia for Cooperative Insurance Co. ....... 196,987 9,120,854
Co. for Cooperative Insurance (The) ............ 173,601 6,384,091
Dar Al Arkan Real Estate Development Co.
(a)
...... 1,244,111 5,521,980
Dr Sulaiman Al Habib Medical Services Group Co. .. 207,397 12,037,272
Elm Co. ............................... 57,866 10,578,286
Etihad Etisalat Co. ........................ 900,863 15,268,051
Jabal Omar Development Co.
(a)
............... 1,369,144 5,653,151
Jarir Marketing Co. ........................ 1,396,704 5,820,185
Makkah Construction & Development Co. ........ 231,958 5,547,682
Mouwasat Medical Services Co. ............... 233,695 4,148,290
Riyad Bank ............................. 4,675,136 25,135,386
SABIC Agri-Nutrients Co. ................... 545,703 19,921,642
SAL Saudi Logistics Services ................. 86,943 3,954,903
Saudi Arabian Mining Co.
(a)
.................. 2,824,035 47,480,064
Saudi Arabian Oil Co.
(b)
..................... 14,645,113 106,734,992
Saudi Awwal Bank ........................ 2,387,188 21,538,179
Saudi Basic Industries Corp. ................. 2,178,612 32,755,445
Saudi Energy Co. ........................ 1,968,328 8,889,452
Saudi Investment Bank (The) ................. 1,490,603 5,322,731
Saudi National Bank (The) ................... 7,116,799 75,716,802
Saudi Tadawul Group Holding Co. ............. 115,670 4,238,295
Saudi Telecom Co. ........................ 4,841,360 56,817,538
Yanbu National Petrochemical Co. ............. 650,894 5,784,679
734,148,829
a
South Africa  —  3 .1%
Absa Group Ltd. ......................... 2,043,149 29,780,851
Anglogold Ashanti PLC ..................... 1,222,857 116,992,453
Bid Corp. Ltd. ........................... 797,607 20,015,681
Bidvest Group Ltd. ........................ 769,940 11,097,772
Security Shares Value
a
South Africa (continued)
Capitec Bank Holdings Ltd. .................. 211,946 $ 58,425,989
Clicks Group Ltd. ......................... 564,908 8,171,034
Discovery Ltd. ........................... 1,337,094 22,952,004
FirstRand Ltd. ........................... 12,248,737 69,711,623
Gold Fields Ltd. .......................... 2,163,739 85,332,175
Harmony Gold Mining Co. Ltd. ................ 1,386,330 25,360,902
Impala Platinum Holdings Ltd. ................ 2,182,153 31,096,685
MTN Group Ltd. .......................... 4,191,953 55,940,377
Naspers Ltd. , Class N ...................... 1,853,538 97,361,465
Nedbank Group Ltd. ....................... 1,084,931 17,352,937
NEPI Rockcastle N.V.
(a)
..................... 1,362,885 11,916,734
Northam Platinum Holdings Ltd. ............... 866,645 16,864,289
OUTsurance Group Ltd. .................... 2,004,696 8,759,341
Pepkor Holdings Ltd.
(b)
..................... 8,373,973 11,122,450
Reinet Investments SCA .................... 334,236 10,103,141
Remgro Ltd. ............................ 1,195,879 13,999,822
Sanlam Ltd. ............................ 4,278,605 22,629,242
Sasol Ltd.
(a)
............................. 1,404,604 17,504,673
Shoprite Holdings Ltd. ..................... 1,141,776 20,093,568
Sibanye Stillwater Ltd.
(c)
.................... 6,822,874 20,402,960
Standard Bank Group Ltd. ................... 3,176,541 61,591,396
Valterra Platinum Ltd. ...................... 639,350 52,793,608
Vodacom Group Ltd. ...................... 1,479,208 13,887,131
931,260,303
a
South Korea  —  22 .4%
Alteogen, Inc. ........................... 96,144 23,517,104
Amorepacific Corp. ....................... 67,753 5,169,109
APR Corp.
(c)
............................ 58,099 15,247,614
Celltrion, Inc. ............................ 351,817 44,993,160
DB Insurance Co. Ltd. ..................... 107,987 10,254,107
Doosan Co. Ltd. ......................... 17,531 23,003,154
Doosan Enerbility Co. Ltd.
(a)
.................. 1,083,479 75,993,604
Ecopro BM Co. Ltd. ....................... 128,510 18,490,361
Ecopro Co. Ltd.
(a) (c)
........................ 244,622 22,606,423
Hana Financial Group, Inc. .................. 660,021 50,505,538
Hankook Tire & Technology Co. Ltd. ............ 171,288 7,591,568
Hanmi Semiconductor Co. Ltd.
(c)
............... 98,321 18,468,237
Hanwha Aerospace Co. Ltd. ................. 80,783 62,988,721
Hanwha Ocean Co. Ltd.
(a)
................... 316,670 25,927,578
Hanwha Systems Co. Ltd.
(c)
.................. 180,898 12,604,041
HD Hyundai Co. Ltd. ...................... 102,040 18,797,043
HD Hyundai Electric Co. Ltd. ................. 56,335 39,453,301
HD Hyundai Heavy Industries Co. Ltd.
(c)
.......... 76,512 35,355,533
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 101,518 28,507,124
HLB, Inc.
(a) (c)
............................ 280,458 9,445,087
HMM Co. Ltd. ........................... 552,120 7,162,791
HYBE Co. Ltd.
(a) (c)
........................ 55,118 8,023,193
Hyosung Heavy Industries Corp. .............. 12,497 30,633,256
Hyundai Engineering & Construction Co. Ltd. ...... 174,828 17,076,430
Hyundai Glovis Co. Ltd. .................... 89,279 14,382,802
Hyundai Mobis Co. Ltd.
(c)
.................... 142,531 72,582,204
Hyundai Motor Co. ........................ 322,324 154,215,431
Hyundai Rotem Co. Ltd. .................... 172,851 22,997,097
Industrial Bank of Korea .................... 638,533 8,573,485
Kakao Corp. ............................ 737,908 20,534,643
KakaoBank Corp.
(c)
....................... 395,604 5,886,320
KB Financial Group, Inc. .................... 856,480 85,807,883
Kia Corp. .............................. 562,560 63,108,072
Korea Aerospace Industries Ltd. ............... 172,085 19,242,255
Korea Electric Power Corp. .................. 619,359 16,089,339
Korea Investment Holdings Co. Ltd. ............ 100,507 15,904,680
Korean Air Lines Co. Ltd. ................... 434,535 7,707,105
Krafton, Inc.
(a)
........................... 67,334 11,503,805
KT&G Corp. ............................ 224,429 27,413,027

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
South Korea (continued)
LG Chem Ltd. ........................... 111,604 $ 27,189,435
LG Corp. .............................. 210,943 20,535,422
LG Display Co. Ltd.
(a) (c)
..................... 719,449 7,700,662
LG Electronics, Inc. ....................... 247,558 48,267,494
LG Energy Solution Ltd.
(a) (c)
.................. 111,585 33,878,450
LG Uplus Corp. .......................... 288,463 3,089,176
LIG Defense&Aerospace Co. Ltd. .............. 30,765 16,352,200
LS Electric Co. Ltd.
(c)
...................... 180,365 29,067,996
Meritz Financial Group, Inc.
(a)
................. 167,978 11,469,765
Mirae Asset Securities Co. Ltd.
(c)
.............. 475,323 19,460,938
NAVER Corp. ........................... 338,456 52,456,712
NH Investment & Securities Co. Ltd.
(c)
........... 352,412 7,085,647
POSCO Future M Co. Ltd. ................... 81,129 13,271,430
POSCO Holdings, Inc. ..................... 171,307 48,253,235
Posco International Corp. ................... 109,379 4,630,644
Samsung Biologics Co. Ltd.
(a) (b)
............... 27,490 24,863,218
Samsung C&T Corp. ...................... 197,185 56,864,931
Samsung Electro-Mechanics Co. Ltd. ........... 135,619 191,709,061
Samsung Electronics Co. Ltd. ................ 11,324,455 2,375,798,512
Samsung Episholdings Co. Ltd.
(a)
.............. 15,495 4,976,496
Samsung Fire & Marine Insurance Co. Ltd. ....... 70,466 26,592,319
Samsung Heavy Industries Co. Ltd.
(a)
........... 1,612,461 29,936,735
Samsung Life Insurance Co. Ltd.
(c)
............. 191,011 49,349,991
Samsung SDI Co. Ltd.
(a)
.................... 146,067 66,716,610
Samsung SDS Co. Ltd. ..................... 94,549 18,814,170
Samyang Foods Co. Ltd.
(c)
.................. 9,890 7,910,324
Shinhan Financial Group Co. Ltd. .............. 1,017,380 63,283,337
SK Biopharmaceuticals Co. Ltd.
(a)
.............. 4,102 243,932
SK hynix, Inc. ........................... 1,337,206 2,082,039,577
SK Innovation Co. Ltd.
(a) (c)
................... 155,747 12,323,887
SK Square Co. Ltd.
(a)
...................... 223,560 185,380,037
SK Telecom Co. Ltd. ....................... 248,333 16,630,685
SK, Inc. ............................... 87,429 39,356,248
S-Oil Corp. ............................. 103,180 7,358,181
Woori Financial Group, Inc. .................. 1,573,330 31,115,356
Yuhan Corp. ............................ 132,300 7,460,005
6,799,195,043
a
Taiwan  —  26 .4%
Accton Technology Corp. ................... 1,223,000 93,577,037
Advantech Co. Ltd. ....................... 1,138,213 17,891,774
Airtac International Group ................... 336,526 14,944,178
Alchip Technologies Ltd. .................... 187,000 25,925,006
ASE Technology Holding Co. Ltd. .............. 8,063,110 154,048,445
Asia Vital Components Co. Ltd. ............... 787,000 66,364,877
ASPEED Technology, Inc. ................... 74,000 44,040,470
Asustek Computer, Inc.
(c)
.................... 1,642,968 39,635,890
Bizlink Holding, Inc. ....................... 419,000 27,212,485
Caliway Biopharmaceuticals Co. Ltd.
(a)
.......... 2,337,000 7,481,625
Cathay Financial Holding Co. Ltd.
(c)
............. 22,882,000 62,633,157
Chailease Holding Co. Ltd.
(c)
................. 3,637,671 12,483,166
Chang Hwa Commercial Bank Ltd. ............. 16,591,780 10,721,131
China Steel Corp.
(c)
....................... 27,830,313 16,940,434
Chroma ATE, Inc. ......................... 882,000 70,182,365
Chunghwa Telecom Co. Ltd. ................. 9,026,410 39,487,381
CTBC Financial Holding Co. Ltd.
(c)
............. 40,272,772 77,780,170
Delta Electronics, Inc. ...................... 4,717,000 361,917,818
E Ink Holdings, Inc.
(c)
...................... 1,974,000 13,872,491
E.Sun Financial Holding Co. Ltd. .............. 34,422,845 34,010,217
Elite Material Co. Ltd. ...................... 697,000 112,650,910
eMemory Technology, Inc.
(c)
.................. 153,000 16,516,534
Eva Airways Corp.
(c)
....................... 6,337,000 7,275,730
Evergreen Marine Corp. Taiwan Ltd.
(c)
........... 2,551,324 17,347,912
Far EasTone Telecommunications Co. Ltd. ........ 4,214,000 12,750,640
First Financial Holding Co. Ltd.
(c)
.............. 27,172,666 23,821,134
Security Shares Value
a
Taiwan (continued)
Formosa Chemicals & Fibre Corp. ............. 8,417,090 $ 13,429,039
Formosa Plastics Corp.
(c)
.................... 9,156,280 13,916,266
Fortune Electric Co. Ltd.
(c)
................... 353,190 9,792,020
Fubon Financial Holding Co. Ltd.
(c)
............. 20,314,496 71,246,440
Gigabyte Technology Co. Ltd.
(c)
............... 1,278,000 14,962,923
Global Unichip Corp. ...................... 211,000 31,132,414
Globalwafers Co. Ltd.
(c)
..................... 631,000 20,010,813
Gold Circuit Electronics Ltd. .................. 803,000 33,522,929
Hon Hai Precision Industry Co. Ltd. ............. 29,637,873 271,299,051
Hon Precision, Inc. ........................ 193,000 50,578,236
Hotai Motor Co. Ltd.
(c)
...................... 714,380 11,062,077
Hua Nan Financial Holdings Co. Ltd. ............ 21,541,576 20,973,905
Innolux Corp.
(c)
.......................... 17,905,809 28,847,971
International Games System Co. Ltd.
(c)
.......... 548,000 13,175,727
Inventec Corp. ........................... 6,377,281 14,146,124
Jentech Precision Industrial Co. Ltd.
(c)
........... 213,000 23,895,715
KGI Financial Holding Co. Ltd. ................ 38,169,730 27,380,712
King Slide Works Co. Ltd. ................... 138,000 22,055,482
King Yuan Electronics Co. Ltd.
(c)
............... 2,658,000 27,572,909
Largan Precision Co. Ltd.
(c)
.................. 229,000 25,681,449
Lite-On Technology Corp. ................... 4,725,246 34,903,035
Lotes Co. Ltd.
(c)
.......................... 203,000 16,975,765
MediaTek, Inc. ........................... 3,495,338 475,196,564
Mega Financial Holding Co. Ltd. ............... 28,047,623 35,800,749
MPI Corp. .............................. 207,000 38,778,991
Nan Ya Plastics Corp. ...................... 11,601,160 36,184,937
Novatek Microelectronics Corp.
(c)
.............. 1,366,000 20,791,759
Pegatron Corp.
(c)
......................... 4,773,414 13,466,955
PharmaEssentia Corp. ..................... 696,680 20,746,703
President Chain Store Corp.
(c)
................ 1,309,000 8,942,427
Quanta Computer, Inc.
(c)
.................... 6,506,000 69,826,902
Realtek Semiconductor Corp.
(c)
............... 1,150,637 21,208,439
Shanghai Commercial & Savings Bank Ltd. (The)
(c)
.. 9,017,229 11,435,875
SinoPac Financial Holdings Co. Ltd. ............ 29,332,614 28,091,750
Taiwan Business Bank
(c)
.................... 16,689,485 8,655,191
Taiwan Cooperative Financial Holding Co. Ltd.
(c)
.... 25,780,702 18,845,095
Taiwan Mobile Co. Ltd.
(c)
.................... 4,135,600 14,720,257
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 59,639,000 4,418,371,750
TCC Group Holdings Co. Ltd.
(c)
............... 15,889,748 12,374,536
TS Financial Holding Co. Ltd.
(c)
................ 51,251,443 38,147,654
Unimicron Technology Corp. ................. 3,242,123 107,582,879
Uni-President Enterprises Corp.
(c)
.............. 11,417,839 26,196,413
United Microelectronics Corp. ................ 27,388,000 123,299,364
Vanguard International Semiconductor Corp.
(c)
..... 2,913,157 15,497,305
Wan Hai Lines Ltd. ........................ 1,652,090 4,324,636
Wistron Corp.
(c)
.......................... 7,142,000 35,753,938
Wiwynn Corp.
(c)
.......................... 249,000 42,561,253
Yageo Corp. ............................ 3,772,720 87,776,127
Yang Ming Marine Transport Corp.
(c)
............ 4,187,000 7,040,536
Yuanta Financial Holding Co. Ltd. .............. 25,809,054 49,058,332
Zhen Ding Technology Holding Ltd. ............. 1,815,075 29,623,999
7,998,375,295
a
Thailand  —  1 .0%
Advanced Info Service PCL , NVDR ............. 2,334,000 25,280,741
Airports of Thailand PCL , NVDR
(c)
.............. 9,586,800 16,227,079
Bangkok Dusit Medical Services PCL , NVDR
(c)
..... 24,934,100 13,933,262
Bumrungrad Hospital PCL , NVDR
(c)
............ 1,395,000 7,693,839
Central Pattana PCL , NVDR ................. 4,661,500 9,215,184
Charoen Pokphand Foods PCL , NVDR .......... 8,494,800 4,949,728
CP ALL PCL , NVDR
(c)
...................... 12,509,500 18,079,705
Delta Electronics Thailand PCL , NVDR .......... 7,553,100 81,454,603
Gulf Development PCL , Class R , NVDR ......... 9,029,964 17,183,462
Kasikornbank PCL , NVDR ................... 1,425,100 8,801,509
Krung Thai Bank PCL , NVDR ................ 8,414,000 8,984,068

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Thailand (continued)
Minor International PCL , NVDR
(c)
.............. 7,274,920 $ 5,022,493
PTT Exploration & Production PCL , NVDR
(c)
....... 2,971,739 12,932,129
PTT PCL , NVDR ......................... 23,610,300 26,298,152
SCB X PCL , NVDR
(c)
...................... 1,990,800 8,223,278
Siam Cement PCL (The) , NVDR
(c)
.............. 1,766,200 12,327,375
TMBThanachart Bank PCL , NVDR
(c)
............ 60,851,600 4,262,905
True Corp. PCL , NVDR ..................... 24,561,120 10,414,609
291,284,121
a
Turkey  —  0 .4%
Akbank TAS ............................ 7,531,631 10,280,589
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 2,813,608 23,312,875
BIM Birlesik Magazalar A.S.
(c)
................. 2,148,513 17,257,556
Enka Insaat ve Sanayi A.S. .................. 2 3
Eregli Demir ve Celik Fabrikalari TAS ........... 8,095,819 6,849,990
Haci Omer Sabanci Holding A.S. .............. 2,704,430 5,331,130
KOC Holding A.S. ........................ 1,793,834 7,337,717
Turk Hava Yollari AO ...................... 1,297,237 8,326,151
Turkcell Iletisim Hizmetleri A.S. ................ 2,733,952 5,947,360
Turkiye Is Bankasi A.S. , Class C ............... 21,081,376 5,938,110
Turkiye Petrol Rafinerileri A.S. ................ 2,308,410 11,637,611
Yapi ve Kredi Bankasi A.S.
(a)
................. 8,180,834 5,795,599
108,014,691
a
United Arab Emirates  —  1 .1%
Abu Dhabi Commercial Bank PJSC ............ 7,584,563 28,459,606
Abu Dhabi Islamic Bank PJSC ................ 3,501,140 19,614,437
Abu Dhabi National Oil Co. for Distribution PJSC ... 7,362,865 7,891,538
ADNOC Drilling Co. PJSC ................... 6,827,757 11,083,734
Adnoc Gas PLC .......................... 15,573,064 14,604,794
ADNOC Logistics & Services ................. 4,116,742 6,735,373
Air Arabia PJSC .......................... 4,744,304 6,362,869
Aldar Properties PJSC ..................... 9,195,668 19,644,245
Dubai Electricity & Water Authority PJSC ......... 14,207,989 10,111,753
Dubai Islamic Bank PJSC ................... 6,925,445 13,959,206
Emaar Development PJSC .................. 2,280,262 9,037,471
Emaar Properties PJSC .................... 15,128,795 48,962,061
Emirates NBD Bank PJSC ................... 4,566,106 34,580,416
Emirates Telecommunications Group Co. PJSC .... 8,291,416 40,830,191
First Abu Dhabi Bank PJSC .................. 10,576,899 48,738,986
Salik Co. PJSC .......................... 4,439,973 6,494,158
327,110,838
a
Total Common Stocks — 97.9%
(Cost: $ 16,920,926,512 ) .............................. 29,672,170,037
a
Preferred Stocks
Brazil  —  1 .0%
Axia Energia SA , Class B, Preference Shares , NVS .. 555,714 6,271,481
Axia Energia SA , Class C, Preference Shares
(a)
.... 905,870 9,041,551
Banco Bradesco SA , Preference Shares , NVS ..... 12,760,406 44,772,911
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 4,058,839 8,657,483
Gerdau SA , Preference Shares , NVS ........... 3,045,301 13,745,826
Itau Unibanco Holding SA , Preference Shares , NVS . 13,458,615 106,824,780
Itausa SA , Preference Shares , NVS
(a)
........... 14,074,256 36,046,701
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS
(a)
............................... 10,698,501 89,073,761
314,434,494
a
Chile  —  0 .1%
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares ...................... 343,104 29,374,550
a
Security Shares Value
a
Colombia  —  0 .1%
Grupo Cibest SA , Preference Shares ........... 1,071,297 $ 18,015,980
a
South Korea  —  0 .9%
Hyundai Motor Co. , Series 1, Preference Shares , NVS 52,845 9,598,410
Hyundai Motor Co. , Series 2, Preference Shares , NVS 82,867 14,926,464
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 1,938,802 259,399,125
283,923,999
a
Total Preferred Stocks — 2.1%
(Cost: $ 243,100,705 ) ................................ 645,749,023
a
Rights
China  —  0 .0%
Kangmei Pharmaceutical Co. Ltd.
(a) (d)
........... 241,790 —
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 100.0%
(Cost: $ 17,164,027,217 ) .............................. 30,317,919,060
a
Short-Term Securities
Money Market Funds  —  3 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(f) (g) (h)
...................... 798,316,381 798,555,875
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(f) (g)
............................. 103,367,685 103,367,685
a
Total Short-Term Securities — 3.0%
(Cost: $ 901,708,531 ) ................................ 901,923,560
Total Investments —  103.0%
(Cost: $ 18,065,735,748 ) .............................. 31,219,842,620
Liabilities in Excess of Other Assets — ( 3 .0 ) % ............... (897,347,011)
Net Assets — 100.0% ................................. $ 30,322,495,609
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 447,346,856  $ 351,305,521
(a)
$ —  $ (22,599) $ (73,903) $ 798,555,875  798,316,381  $ 5,820,082
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 106,080,000  —  (2,712,315)
(a)
—  —  103,367,685  103,367,685  3,140,209  —
$ —  $ (22,599) $ (73,903)
$ 901,923,560
$ 8,960,291  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,229,080,529  $ 26,443,078,771  $ 10,737  $ 29,672,170,037
Preferred Stocks ......................................... 361,825,024  283,923,999  —  645,749,023
Rights ................................................ —  —  —  —
Short-Term Securities
Money Market Funds ...................................... 901,923,560  —  —  901,923,560
$ 4,492,829,113  $ 26,727,002,770  $ 10,737  $ 31,219,842,620
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of  Participation (Ordinary)
GDR Global Depositary Receipt

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Portfolio Abbreviation (continued)
IPJSC International Public Joint Stock Company
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company